Pensions and Other Postretirement Benefits (Details 5) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Changes in plan assets:
Company contributions	$ 15.7	$ 9.4	$ 40.0
Canadian Defined Benefit Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	104.4	113.3
Fair value of plan assets at end of year	104.1	105.6
Funded status of the plans	(0.3)	(7.7)
Components of net periodic benefit cost:
Service cost	0.4	0.5
Interest cost	4.3	4.2
Expected return on plan assets	(5.6)	(5.8)
Amortization of net actuarial loss (gain)	0.9	1.3
Net periodic benefit cost	0.0	0.2
Changes in plan assets:
Company contributions	5.1	5.4
Participant contributions	0.1	0.1
Benefits paid	(8.4)	(8.6)
Actual return on plan assets	11.9	10.6
Foreign currency translation	(10.3)	(8.9)
Canadian Other Postretirement Benefit Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	10.9	11.4
Fair value of plan assets at end of year	0.0	0.0
Funded status of the plans	(10.9)	(11.4)
Components of net periodic benefit cost:
Service cost	0.0	0.0
Interest cost	0.4	0.5
Expected return on plan assets	0.0	0.0
Amortization of net actuarial loss (gain)	0.0	0.0
Net periodic benefit cost	0.4	0.5
Changes in plan assets:
Company contributions	0.7	0.8
Participant contributions	0.0	0.0
Benefits paid	(0.7)	(0.8)
Actual return on plan assets	0.0	0.0
Foreign currency translation	$ 0.0	$ 0.0